OTHER RECEIVABLES AND OTHER PAYABLE - Dissenting shareholder and Risk (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Movement In Dissenting Shareholder Liability [Abstract]
Balance at the beginning of the year		R 287.1	R 1,349.7
Interest charge		21.2	68.1
Payments to dissenting shareholders		(319.4)	(1,375.8)
Foreign currency translation reserve		R 11.1	245.1
Balance at the end of the year			R 287.1
Commodity price risk | Deferred Payment And Deferred Consideration Liabilities [Member]
Movement In Dissenting Shareholder Liability [Abstract]
Percentage decrease in risk assumption	1.00%	1.00%
Decrease in loss due to decrease in commodity price	R 73.7	R 95.6
Percentage increase in risk assumption	1.00%	1.00%
Increase in loss due to increase in commodity price	R 73.7	R 95.6